CONDENSED CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income
Net income	$ 806	$ 1,260	$ 1,466	$ 2,073	$ 5,937	$ 7,087	$ 2,218
Net change in net unrealized gains and losses on securities available for sale:
Unrealized gains (losses) arising during the period	150	(832)	345	(763)	(999)	907	(433)
Less: reclassification adjustment for gains included in net income		15		15	(73)		1
Net securities gain (loss) during the period	150	(817)	345	(748)	(1,072)	907	(432)
Tax effect	(45)	277	(112)	254	364	(308)	145
Other comprehensive income (loss)	105	(540)	233	(494)	(708)	599	(287)
Total comprehensive income	$ 911	$ 720	$ 1,699	$ 1,579	$ 5,229	$ 7,686	$ 1,931